Interest Expense - Schedule of Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Interest Expense [Abstract]
Amortization charges on promissory notes	¥ 5,974		¥ 5,058	¥ 9,706
Interest expense on borrowings	532		2,268	3,644
Total	¥ 6,506	$ 897	¥ 7,326	¥ 13,350